Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	ParaZero Technologies Ltd.
Entity Central Index Key	0001916241
Entity File Number	001-41760
Entity Incorporation, State or Country Code	L3
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Jun. 30, 2013
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	1 Hatachana Street
Entity Address, City or Town	Kfar Saba
Entity Address, Country	IL
Entity Address, Postal Zip Code	4453001
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, par value NIS 0.02 per share
Trading Symbol	PRZO
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	19,666,030
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Ariel Alon
Contact Personnel Email Address	contact@ParaZero.com
Entity Address, Address Line One	1 Hatachana Street
Entity Address, City or Town	Kfar Saba
Entity Address, Country	IL
Entity Address, Postal Zip Code	4453001
Entity Phone Fax Numbers [Line Items]
City Area Code	+972
Local Phone Number	50-275-3666